Other gains (losses) net	12 Months Ended
Dec. 31, 2022
Other gains (losses) net
Other gains (losses) net

9            Other gains (losses) net

The Company recognised other losses, net of RMB24.9 million in 2022 and other gains, net of RMB6.1 million in 2021. The other losses in 2022 mainly due to loss on disposal of subsidiaries of RMB11.3million and compensation loss to suppliers of RMB9.8million.